Inventory, Net - Schedule of Inventory (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 795,047	$ 825,675
Work in process	1,136,582	1,076,749
Finished goods	3,431,102	2,256,171
Inventory, gross	5,362,731	4,158,595
Less: inventory allowance		(5,012)
Inventory, net	$ 5,362,731	$ 4,153,583